Organization and Principal Activities - Schedule of Company and Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Luda Technology Group Limited (“Luda Cayman” or the “Company”) [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of Incorporation	Oct. 21, 2021
Place of Incorporation	Cayman Islands
% of Ownership
Principal Activities	Investment holding
Luda Investment Holding Limited (“Luda BVI”) [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of Incorporation	Oct. 25, 2021
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%	100.00%
Principal Activities	Investment holding
Luda Development Limited (“Luda HK”) [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of Incorporation	Feb. 20, 2004
Place of Incorporation	Hong Kong
% of Ownership	100.00%	100.00%
Principal Activities	Trading of steel pipes, valves, and other steel tubing products
Luda (Taian) Industrial Company (“Luda PRC”) [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of Incorporation	Apr. 04, 2005
Place of Incorporation	PRC
% of Ownership	100.00%	100.00%
Principal Activities	Manufacture and sale of stainless steel and carbon steel flanges and fittings products